Commitment and Contingencies (Tables)	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Minimum future lease payments

2022	$1,348
2023	1,510
2024	1,553
2025	1,746
2026	1,790
Thereafter	4,856
$12,803